Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Goodwill
Stack Group
Balance as of January 1, 2019	—
Goodwill acquired (Note 16)	466,320
Balance as of December 31, 2019	466,320
Goodwill acquired (Note 16)	6,563
Balance as of December 31, 2020	472,883
Balance as of December 31, 2020 (US$)	72,472